Cover Page	Nov. 09, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	OFFICE PROPERTIES INCOME TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34364
Entity Tax Identification Number	26-4273474
Entity Address, Address Line One	Two Newton Place,
Entity Address, Address Line Two	255 Washington Street,
Entity Address, Address Line Three	Suite 300,
Entity Address, City or Town	Newton,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	219-1440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001456772
Amendment Flag	false
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	OPI
Security Exchange Name	NASDAQ